Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Components of Fixed Assets
Fixed assets consist of:

	2020	2019

Cost
Land	$195	$219
Buildings	2,709	2,413
Machinery and equipment	17,217	15,368

	20,121	18,000

Accumulated depreciation
Buildings	(1,147)	(945)
Machinery and equipment	(10,499)	(8,795)

	$8,475	$8,260